Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Vessels (Note 8)	$ 2,617,484	$ 1,629,570
Assets under construction (Note 8)	628,405	106,513
Right-of-use assets (Note 8)	1,910	32,936
Other tangible assets (Note 8)	21,628	644
Prepayments (Note 8)	1,657	0
Intangible assets (Note 9)	16,187	14,194
Receivables (Note 11)	75,076	2,888
Investments (Note 27)	61,806	518
Deferred tax assets (Note 10)	10,074	280
Total non-current assets	3,434,227	1,787,543
Current assets
Inventory (Note 12)	26,500	22,511
Trade and other receivables (Note 13)	235,883	307,111
Current tax assets	3,984	869
Cash and cash equivalents (Note 14)	38,869	429,370
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	305,236	759,861
Non-current assets held for sale (Note 3)	165,583	871,876
Total current assets	470,819	1,631,737
TOTAL ASSETS	3,905,046	3,419,280
Equity
Share capital (Note 15)	239,148	239,148
Share premium (Note 15)	460,486	1,466,529
Translation reserve	(2,045)	235
Hedging reserve (Note 15)	2,145	1,140
Treasury shares (Note 15)	(284,508)	(157,595)
Retained earnings	777,098	807,916
Equity attributable to owners of the Company	1,192,324	2,357,373
Non-current liabilities
Bank loans (Note 17)	1,450,869	362,235
Other notes (Note 17)	198,887	198,219
Other borrowings (Note 17)	667,361	71,248
Lease liabilities (Note 17)	1,451	3,363
Other payables (Note 19)	0	146
Employee benefits (Note 18)	1,060	1,669
Provisions (Note 22)	0	274
Deferred tax liabilities (Note 10)	438	0
Total non-current liabilities	2,320,066	637,154
Current liabilities
Trade and other payables (Note 19)	79,591	124,013
Current tax liabilities	9,104	4,768
Bank loans (Note 17)	201,937	166,124
Other notes (Note 17)	3,733	3,733
Other borrowings (Note 17)	95,724	92,298
Lease liabilities (Note 17)	2,293	33,493
Provisions (Note 22)	274	324
Total current liabilities	392,656	424,753
TOTAL EQUITY and LIABILITIES	$ 3,905,046	$ 3,419,280